Fair Value Measurement - Assumptions (Details)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement
Fair value of the underlying ordinary share			$ 6,079.83
Expected volatility
Fair Value Measurement
Fair Value, Measurement Input			25.00
Risk-free interest rate (per annum)
Fair Value Measurement
Fair Value, Measurement Input			1.10
Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input			0.00
Bond yield
Fair Value Measurement
Fair Value, Measurement Input			11.00
Coupon rate
Fair Value Measurement
Fair Value, Measurement Input			9.00
Liability-settled share-based payment to non-employee
Fair Value Measurement
Fair value of the underlying ordinary share	$ 4.07
Liability-settled share-based payment to non-employee | Expected volatility
Fair Value Measurement
Fair Value, Measurement Input	23.00	26.00
Liability-settled share-based payment to non-employee | Risk-free interest rate (per annum)
Fair Value Measurement
Fair Value, Measurement Input	4.41	4.39
Liability-settled share-based payment to non-employee | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00	0.00
Deferred contingent consideration | Risk-free interest rate (per annum) | Maximum [Member]
Fair Value Measurement
Fair Value, Measurement Input	3.80
Deferred contingent consideration | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00
Deferred contingent consideration | Discount rate
Fair Value Measurement
Fair Value, Measurement Input	25.00
Deferred contingent consideration | Annual per store revenue growth rate
Fair Value Measurement
Fair Value, Measurement Input	2.00
Convertible notes
Fair Value Measurement
Fair value of the underlying ordinary share	$ 4.07	$ 2.78
Convertible notes | Expected volatility
Fair Value Measurement
Fair Value, Measurement Input	24.00	28.00
Convertible notes | Risk-free interest rate (per annum)
Fair Value Measurement
Fair Value, Measurement Input	3.53	4.10
Convertible notes | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00	0.00
Convertible notes | Bond yield
Fair Value Measurement
Fair Value, Measurement Input	12.19	13.30
Convertible notes | Coupon rate
Fair Value Measurement
Fair Value, Measurement Input	9.00	9.00
ESA derivative liabilities
Fair Value Measurement
Fair value of the underlying ordinary share	$ 4.07	$ 2.78
ESA derivative liabilities | Maximum [Member]
Fair Value Measurement
Fair Value, Measurement Input	19.00
ESA derivative liabilities | Expected volatility | Minimum [Member]
Fair Value Measurement
Fair Value, Measurement Input	17.00	18.00
ESA derivative liabilities | Expected volatility | Maximum [Member]
Fair Value Measurement
Fair Value, Measurement Input		26.00
ESA derivative liabilities | Risk-free interest rate (per annum) | Minimum [Member]
Fair Value Measurement
Fair Value, Measurement Input	4.62	4.05
ESA derivative liabilities | Risk-free interest rate (per annum) | Maximum [Member]
Fair Value Measurement
Fair Value, Measurement Input	4.65	4.62
ESA derivative liabilities | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00	0.00
Warrant liabilities
Fair Value Measurement
Fair value of the underlying ordinary share	$ 4.07	$ 2.78
Warrant liabilities | Expected volatility
Fair Value Measurement
Fair Value, Measurement Input	27.00	26.00
Warrant liabilities | Risk-free interest rate (per annum)
Fair Value Measurement
Fair Value, Measurement Input	3.67	4.07
Warrant liabilities | Expected dividend yield
Fair Value Measurement
Fair Value, Measurement Input	0.00	0.00
Liability-settled share-based award to non-employee
Fair Value Measurement
Fair value of the underlying ordinary share		$ 2.78